SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS [Text Block]
11.	SUBSEQUENT EVENTS

In April 2018, the Company received working capital loans of US$120,000 and Cdn$40,000 from third parties. The said loans are repayable on demand and are non-interest bearing.